Significant Accounting Policies - Estimated Useful Lives of Intangible Assets (Details)	12 Months Ended
Dec. 31, 2021
Non-compete agreement
Disclosure of detailed information about intangible assets [line items]
Estimate useful life (years)	5 years
Bottom of range | Software
Disclosure of detailed information about intangible assets [line items]
Estimate useful life (years)	3 years
Bottom of range | Customer relationship
Disclosure of detailed information about intangible assets [line items]
Estimate useful life (years)	2 years
Bottom of range | Trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Estimate useful life (years)	7 years
Bottom of range | Licenses
Disclosure of detailed information about intangible assets [line items]
Estimate useful life (years)	1 year
Top of range | Software
Disclosure of detailed information about intangible assets [line items]
Estimate useful life (years)	10 years
Top of range | Customer relationship
Disclosure of detailed information about intangible assets [line items]
Estimate useful life (years)	34 years 6 months
Top of range | Trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Estimate useful life (years)	20 years
Top of range | Licenses
Disclosure of detailed information about intangible assets [line items]
Estimate useful life (years)	5 years